Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The computation of basic and diluted earnings per share was as follows:

	Year Ended December 31,
(in millions, except shares and per share amounts)	2017	2016	2015
Net income	$4,536	$1,460	$733
Less: Dividends on mandatory convertible preferred stock	(55)	(55)	(55)
Net income attributable to common stockholders - basic	4,481	1,405	678
Add: Dividends related to mandatory convertible preferred stock	55	—	—
Net income attributable to common stockholders - diluted	$4,536	$1,405	$678

Weighted average shares outstanding - basic	831,850,073	822,470,275	812,994,028
Effect of dilutive securities:
Outstanding stock options and unvested stock awards	9,200,873	10,584,270	9,623,910
Mandatory convertible preferred stock	30,736,504	—	—
Weighted average shares outstanding - diluted	871,787,450	833,054,545	822,617,938

Earnings per share - basic	$5.39	$1.71	$0.83
Earnings per share - diluted	$5.20	$1.69	$0.82

Potentially dilutive securities:
Outstanding stock options and unvested stock awards	33,980	3,528,683	4,842,370
Mandatory convertible preferred stock	—	32,238,000	32,238,000